Supplementary Oil and Gas Information - (Unaudited) - Net Proved Oil and Natural Gas Reserves (Detail)	12 Months Ended
	Dec. 31, 2020 MMBbls Bcf bbl	Dec. 31, 2019 MMBbls Bcf
Light and medium crude oil [member]
Reserve Quantities [Line Items]
Beginning balance	46	43
Extensions & Discoveries	0
Improved Recovery & Infill Drilling	2	5
Technical Revisions	(4)	2
Acquisitions	0
Dispositions	0
Production	(4)	(4)
Change for the year	(6)	3
Ending balance	40	46
Developed	26	31
Undeveloped	14	15
Heavy crude oil and bitumen [member]
Reserve Quantities [Line Items]
Beginning balance	5	5
Extensions & Discoveries	0
Improved Recovery & Infill Drilling	0
Technical Revisions	(3)	2
Acquisitions	0
Dispositions	0
Production	(1)	(1)
Change for the year	(4)
Ending balance	2	5
Developed	2	4
Undeveloped		1
Natural gas [member]
Reserve Quantities [Line Items]
Beginning balance | Bcf	143	143
Extensions & Discoveries	0	1
Improved Recovery & Infill Drilling | Bcf	5	13
Technical Revisions | Bcf	11	5
Acquisitions | bbl	0
Dispositions | bbl	0
Production | Bcf	(19)	(19)
Change for the year | Bcf	(3)
Ending balance | Bcf	140	143
Developed | Bcf	105	102
Undeveloped | Bcf	35	41
Natural gas liquids [member]
Reserve Quantities [Line Items]
Beginning balance	6	6
Extensions & Discoveries	0
Improved Recovery & Infill Drilling	0	1
Technical Revisions	0
Acquisitions	0
Dispositions	0
Production	(1)	(1)
Change for the year	(1)
Ending balance	6	6
Developed	4	4
Undeveloped	2	2
Barrels of oil equivalent [member]
Reserve Quantities [Line Items]
Beginning balance	82	78
Extensions & Discoveries	0
Improved Recovery & Infill Drilling	3	8
Technical Revisions	(5)	5
Acquisitions	0
Dispositions	0
Production	(9)	(10)
Change for the year	(11)	4
Ending balance	70	82
Developed	48	57
Undeveloped	22	25